Long-term debt	6 Months Ended
Jun. 30, 2020
Long-term debt
Long-term debt

6.    Long-term debt

As of June 30, 2020 and December 31, 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	June 30,	December 31,
	2020	2019

Amended 2012 Credit Agreement	1,315,192	1,901,372
Bonds	6,219,222	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	—	379,570
Other	252,239	258,057
Long-term debt	7,786,653	7,905,557
Less current portion	(1,512,658)	(1,447,239)
Long-term debt, less current portion	6,273,995	6,458,318

On May 29, 2020, the Company issued bonds in two tranches with an aggregate principal amount of €1,250,000 under the European Medium-Term Notes Program:

•	bonds of €500,000 with a maturity of 6 years and a coupon rate of 1.00% issued at a price of 99.405%, and
•	bonds of €750,000 have a maturity of 10 years and a coupon rate of 1.50% issued at a price of 99.742%.

The proceeds were used for general corporate purposes and the refinancing of maturing liabilities.

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at June 30, 2020 and December 31, 2019:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2020		June 30, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€803,715	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,170,000	€1,044,829	$1,170,000	€1,044,829
EUR term loan 2017 / 2022	€273,000	€273,000	€273,000	€273,000
EUR term loan 2017 / 2020(2)	€—	€—	€—	€—
		€2,721,544		€1,317,829

	Maximum amount available		Balance outstanding
	December 31, 2019		December 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.
(2)	The EUR term loan 2017 / 2020 in the amount of €400,000 due on July 30, 2020, was repaid on May 29, 2020.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at June 30, 2020  and at December 31, 2019:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2020 (1)		June 30, 2020 (2)

Accounts Receivable Facility	$900,000	€803,715	$—	€—

	Maximum amount available		Balance outstanding
	December 31, 2019 (1)		December 31, 2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,522 and $23,460 (€11,182 and €20,883) at June 30, 2020 and December 31, 2019, respectively. These letters of credit are not included above as part of the balance outstanding at June 30, 2020 and December 31, 2019; however, they reduce available borrowings under the Accounts Receivable Facility.